Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT1-0425
1.9892172.106
Common Stocks - 97.9%
	Shares	Value ($)
BRAZIL - 1.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica Brasil SA	1,444,500	12,820,940
Industrials - 0.7%
Ground Transportation - 0.7%
Rumo SA	4,335,900	13,651,588
TOTAL BRAZIL		26,472,528
CHILE - 0.8%
Financials - 0.8%
Banks - 0.8%
Banco de Chile	138,564,540	17,169,062
CHINA - 19.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
China Tower Corp Ltd H Shares (b)(c)	188,472,000	27,090,779
Consumer Discretionary - 1.2%
Household Durables - 1.2%
Haier Smart Home Co Ltd H Shares	7,628,000	25,230,062
Consumer Staples - 0.8%
Food Products - 0.5%
Want Want China Holdings Ltd	17,186,000	10,454,657
Personal Care Products - 0.3%
Hengan International Group Co Ltd	2,580,000	7,052,708
TOTAL CONSUMER STAPLES		17,507,365

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
China Petroleum & Chemical Corp H Shares	54,660,000	30,024,102
China Shenhua Energy Co Ltd H Shares	7,297,000	29,358,815
		59,382,917
Financials - 12.1%
Banks - 10.5%
Agricultural Bank of China Ltd H Shares	64,296,000	35,317,045
Bank of China Ltd H Shares	66,555,000	34,337,081
Bank of Communications Co Ltd H Shares	41,698,000	33,660,650
China CITIC Bank Corp Ltd H Shares	36,645,000	26,148,462
China Construction Bank Corp H Shares	40,727,000	33,140,183
China Minsheng Banking Corp Ltd H Shares	26,519,000	12,626,637
Industrial & Commercial Bank of China Ltd H Shares	52,705,000	35,781,959
Postal Savings Bank of China Co Ltd H Shares (b)(c)	16,393,000	9,761,870
		220,773,887
Insurance - 1.6%
PICC Property & Casualty Co Ltd H Shares	20,784,000	33,715,751
TOTAL FINANCIALS		254,489,638

Industrials - 0.4%
Construction & Engineering - 0.4%
China Railway Group Ltd H Shares	17,006,000	8,206,286
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	372,000	443,522
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
CGN Power Co Ltd H Shares (b)(c)	45,126,000	14,536,411
TOTAL CHINA		406,886,980
INDIA - 21.5%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	1,649,152	30,866,275
Consumer Discretionary - 5.0%
Automobile Components - 1.1%
MRF Ltd	9,758	12,780,846
Sona Blw Precision Forgings Ltd (b)(c)	1,806,172	10,486,785
		23,267,631
Automobiles - 1.3%
TVS Motor Co Ltd	959,477	27,163,754
Hotels, Restaurants & Leisure - 0.6%
Jubilant Foodworks Ltd	1,545,948	12,523,505
Household Durables - 0.5%
Crompton Greaves Consumer Electricals Ltd	2,599,099	10,278,543
Specialty Retail - 0.2%
FSN E-Commerce Ventures Ltd (d)	3,154,508	6,129,846
Textiles, Apparel & Luxury Goods - 1.3%
Titan Co Ltd	661,353	26,556,107
TOTAL CONSUMER DISCRETIONARY		105,919,386

Consumer Staples - 2.9%
Food Products - 1.6%
Marico Ltd	701,815	5,427,472
Nestle India Ltd	1,055,235	28,167,217
		33,594,689
Personal Care Products - 1.3%
Hindustan Unilever Ltd	965,138	27,472,907
TOTAL CONSUMER STAPLES		61,067,596

Health Care - 3.1%
Pharmaceuticals - 3.1%
Cipla Ltd/India	1,390,285	23,706,043
Dr Reddy's Laboratories Ltd	1,901,382	26,699,200
Sun Pharmaceutical Industries Ltd	768,774	15,456,950
		65,862,193
Information Technology - 6.8%
IT Services - 6.8%
HCL Technologies Ltd	1,503,067	29,847,688
Infosys Ltd	1,415,009	30,809,300
Tata Consultancy Services Ltd	596,254	28,231,871
Tech Mahindra Ltd	1,547,356	29,769,817
Wipro Ltd	7,131,402	25,564,309
		144,222,985
Materials - 1.0%
Chemicals - 1.0%
Pidilite Industries Ltd	616,098	20,414,492
Utilities - 1.2%
Electric Utilities - 1.2%
Power Grid Corp of India Ltd	7,257,700	25,220,287
TOTAL INDIA		453,573,214
INDONESIA - 1.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telkom Indonesia Persero Tbk PT	81,301,200	13,093,514
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	45,165,300	26,091,086
TOTAL INDONESIA		39,184,600
KOREA (SOUTH) - 5.7%
Consumer Discretionary - 1.9%
Automobile Components - 1.4%
Hyundai Mobis Co Ltd	162,674	29,262,407
Household Durables - 0.5%
Coway Co Ltd	217,680	11,478,988
TOTAL CONSUMER DISCRETIONARY		40,741,395

Consumer Staples - 1.4%
Tobacco - 1.4%
KT&G Corp	397,663	30,060,618
Financials - 0.8%
Banks - 0.5%
Industrial Bank of Korea	1,063,218	11,290,418
Insurance - 0.3%
DB Insurance Co Ltd	92,379	6,127,135
TOTAL FINANCIALS		17,417,553

Information Technology - 1.6%
IT Services - 0.6%
Samsung SDS Co Ltd	153,248	12,630,372
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	13,226	1,774,968
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	514,940	18,332,135
TOTAL INFORMATION TECHNOLOGY		32,737,475

TOTAL KOREA (SOUTH)		120,957,041
KUWAIT - 2.3%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Mobile Telecommunications Co KSCP	8,636,923	12,704,238
Financials - 1.7%
Banks - 1.7%
Boubyan Bank KSCP	2,823,965	5,745,829
National Bank of Kuwait SAKP	9,738,033	30,414,592
		36,160,421
TOTAL KUWAIT		48,864,659
MALAYSIA - 4.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CELCOMDIGI BHD	11,203,500	9,415,447
Consumer Staples - 0.2%
Food Products - 0.2%
PPB Group Bhd	1,956,900	5,242,213
Financials - 0.9%
Banks - 0.9%
Malayan Banking Bhd	4,750,116	11,018,615
Public Bank Bhd	7,622,300	7,366,572
		18,385,187
Health Care - 1.0%
Health Care Providers & Services - 1.0%
IHH Healthcare Bhd	12,460,100	20,015,171
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Bhd	5,412,800	8,784,599
Utilities - 1.8%
Electric Utilities - 1.5%
Tenaga Nasional Bhd	9,867,500	30,094,328
Gas Utilities - 0.3%
Petronas Gas Bhd	1,713,500	6,603,813
TOTAL UTILITIES		36,698,141

TOTAL MALAYSIA		98,540,758
MEXICO - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kimberly Clark DE Mexico Sab D Series A	4,136,200	6,183,740
PHILIPPINES - 1.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
PLDT Inc	349,915	8,001,485
Financials - 0.6%
Banks - 0.6%
Bank of the Philippine Islands	6,694,293	13,324,497
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	530,680	4,064,583
TOTAL PHILIPPINES		25,390,565
QATAR - 2.4%
Financials - 2.2%
Banks - 2.2%
Al Rayan Bank	3,802,982	2,494,238
Qatar Islamic Bank QPSC	3,623,179	20,499,173
Qatar National Bank QPSC	4,724,375	21,669,064
		44,662,475
Utilities - 0.2%
Multi-Utilities - 0.2%
Qatar Electricity & Water Co QSC	1,169,181	5,083,256
TOTAL QATAR		49,745,731
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (d)(e)	1,400	0
Phosagro Pjsc GDR (b)(d)(e)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 7.8%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.5%
Saudi Telecom Co	2,816,178	32,661,568
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	377,111	5,821,507
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Jarir Marketing Co	2,376,266	8,122,144
Consumer Staples - 0.7%
Food Products - 0.7%
Almarai Co JSC	955,346	15,002,501
Financials - 1.2%
Banks - 1.2%
Alinma Bank	3,201,214	25,476,908
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Mouwasat Medical Services Co	379,886	9,328,259
Information Technology - 0.9%
IT Services - 0.9%
Elm Co	59,404	18,451,398
Materials - 1.7%
Chemicals - 1.7%
SABIC Agri-Nutrients Co	462,297	14,174,462
Saudi Basic Industries Corp	1,159,368	20,710,176
Yanbu National Petrochemical Co	118,022	1,180,000
		36,064,638
Utilities - 0.7%
Electric Utilities - 0.7%
Saudi Electricity Co	3,195,781	14,501,878
TOTAL SAUDI ARABIA		165,430,801
TAIWAN - 22.7%
Communication Services - 3.4%
Diversified Telecommunication Services - 1.5%
Chunghwa Telecom Co Ltd	8,303,000	31,486,442
Wireless Telecommunication Services - 1.9%
Far EasTone Telecommunications Co Ltd	5,992,000	15,956,076
Taiwan Mobile Co Ltd	7,372,000	24,578,757
		40,534,833
TOTAL COMMUNICATION SERVICES		72,021,275

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 0.8%
President Chain Store Corp	2,268,000	17,773,264
Food Products - 1.3%
Uni-President Enterprises Corp	11,294,000	26,630,693
TOTAL CONSUMER STAPLES		44,403,957

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Formosa Petrochemical Corp	6,316,000	6,898,413
Financials - 5.6%
Banks - 5.6%
Chang Hwa Commercial Bank Ltd	30,684,608	16,827,257
Mega Financial Holding Co Ltd	23,808,797	27,805,036
Shanghai Commercial & Savings Bank Ltd/The	11,019,080	14,055,838
SinoPac Financial Holdings Co Ltd	32,038,427	21,900,455
Taichung Commercial Bank Co Ltd	15,352,904	8,758,258
Taiwan Cooperative Financial Holding Co Ltd	39,032,468	28,740,138
		118,086,982
Industrials - 0.6%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	4,964,000	4,669,527
Transportation Infrastructure - 0.4%
Taiwan High Speed Rail Corp	8,861,000	7,310,250
TOTAL INDUSTRIALS		11,979,777

Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 2.2%
Lotes Co Ltd	364,000	20,367,183
Synnex Technology International Corp	5,321,000	11,357,601
Wpg Holding Co Ltd	6,780,000	14,380,710
		46,105,494
Technology Hardware, Storage & Peripherals - 7.2%
Asustek Computer Inc	1,761,000	31,833,315
Catcher Technology Co Ltd	2,748,000	16,390,047
Chicony Electronics Co Ltd	2,701,000	12,421,436
Compal Electronics Inc	16,729,000	18,323,611
Inventec Corp	12,604,000	18,451,453
Lite-On Technology Corp	6,551,000	21,291,777
Pegatron Corp	8,284,000	23,936,545
Quanta Computer Inc	1,259,000	9,912,614
		152,560,798
TOTAL INFORMATION TECHNOLOGY		198,666,292

Materials - 0.9%
Chemicals - 0.3%
Formosa Plastics Corp	6,377,000	6,957,361
Construction Materials - 0.6%
Asia Cement Corp	9,037,000	11,173,573
TOTAL MATERIALS		18,130,934

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Highwealth Construction Corp	6,949,590	8,910,062
TOTAL TAIWAN		479,097,692
THAILAND - 2.0%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL	80,000	670,410
Advanced Info Service PCL	3,792,000	31,777,452
		32,447,862
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Bangkok Dusit Medical Services PCL	14,560,600	10,108,705
TOTAL THAILAND		42,556,567
UNITED ARAB EMIRATES - 4.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Emirates Telecommunications Group Co PJSC	4,830,940	22,490,593
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Abu Dhabi National Oil Co for Distribution PJSC	11,629,323	11,398,038
Financials - 1.2%
Banks - 1.2%
Dubai Islamic Bank PJSC	11,682,004	24,489,574
Utilities - 1.2%
Multi-Utilities - 1.2%
Dubai Electricity & Water Authority PJSC	36,354,855	25,338,188
TOTAL UNITED ARAB EMIRATES		83,716,393
TOTAL COMMON STOCKS (Cost $1,694,818,177)		2,063,770,331

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $1,262,052)	4.46	1,265,000	1,262,462

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $53,384,117)	4.37	53,373,442	53,384,117

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,749,464,346)	2,118,416,910
NET OTHER ASSETS (LIABILITIES) - (0.5)% (f)	(9,589,111)
NET ASSETS - 100.0%	2,108,827,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	845	Mar 2025	46,069,400	152,582	152,582

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $61,875,845 or 2.9% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,875,845 or 2.9% of net assets.

(d)	Non-income producing
(e)	Level 3 security
(f)	Includes $150,819 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,262,462.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	335	207,832,331	154,448,549	442,965	-	-	53,384,117	53,373,442	0.1%
Total	335	207,832,331	154,448,549	442,965	-	-	53,384,117	53,373,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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